Finance receivables, net - Components of Finance Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Finance receivables, gross	€ 1,439.8	€ 1,356.7
Unearned interest	0.0	0.0
Finance receivables, net	1,439.8	1,356.7
Current portion of finance receivables, gross	1,379.2	1,356.7
Current portion of unearned interest	0.0	0.0
Non-current portion of finance receivables, net	€ 60.6	€ 0.0